4. Property and Equipment: Property, Plant and Equipment (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Property, Plant and Equipment

June 30, 2013
Computer equipment	$746,835
Equipment	46,731
Office furniture	127,670
Property held under capital lease	53,112
974,348
Less accumulated depreciation	(724,559)
Property and equipment, net	$249,789